UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Schedule of Investments (Unaudited)	February 28, 2014

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 104.4%

Basic Materials — 2.8%
Natural Resource Partners	41,747	$631,215
PVR Partners	57,211	1,535,543
		2,166,758
Oil & Gas — 101.6%
Access Midstream Partners	70,943	4,004,732
Alliance Resource Partners	12,629	1,088,115
AmeriGas Partners	43,325	1,835,680
Atlas Pipeline Partners	43,017	1,322,343
Boardwalk Pipeline Partners	71,223	876,755
Buckeye Partners	58,665	4,296,038
Cheniere Energy Partners	19,674	559,529
Crestwood Equity Partners	65,794	882,297
DCP Midstream Partners	41,048	2,003,142
El Paso Pipeline Partners	80,782	2,427,499
Enbridge Energy Partners	127,468	3,507,919
Energy Transfer Partners	77,308	4,292,913
Enterprise Products Partners	65,158	4,372,753
EV Energy Partner	23,496	824,240
Genesis Energy	40,661	2,236,355
Kinder Morgan Energy Partners	50,092	3,720,333
Magellan Midstream Partners	70,115	4,744,682
MarkWest Energy Partners	56,256	3,591,946
Northern Tier Energy	34,099	824,514
NuStar Energy	46,226	2,307,602
ONEOK Partners	74,817	3,973,531
Plains All American Pipeline	75,545	4,092,273
Regency Energy Partners	104,163	2,734,279
Spectra Energy Partners	23,513	1,122,040
Suburban Propane Partners	35,855	1,544,634
Sunoco Logistics Partners	42,500	3,516,450
Targa Resources Partners	56,696	3,044,008
TC PipeLines	27,579	1,285,733
Tesoro Logistics	17,631	1,061,386
Western Gas Partners	37,444	2,369,831
Williams Partners	74,945	3,718,021
		78,181,573
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $74,296,809)		80,348,331
TOTAL INVESTMENTS — 104.4%
(Cost $74,296,809)††		$80,348,331

Percentages are based on Net Assets of $76,989,042.

††	At February 28, 2014, the tax basis cost of the Fund's investments was $74,296,809, and the unrealized appreciation and depreciation were $9,322,349 and $(3,270,827) respectively.

Schedule of Investments (Unaudited)	February 28, 2014

Global X MLP ETF

As of February 28, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 28, 2014

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 103.6%

Oil & Gas — 98.3%
Atlas Resource Partners	22,536	$488,130
BreitBurn Energy Partners	57,483	1,149,085
Crestwood Midstream Partners	71,806	1,607,737
Crosstex Energy	34,617	1,069,319
Dorchester Minerals	15,230	382,578
Eagle Rock Energy Partners	61,425	297,911
Equities Midstream Partners	14,016	923,795
EV Energy Partner	22,606	793,019
Exterran Partners	17,134	514,020
Global Partners	9,037	345,756
Holly Energy Partners	20,785	698,376
Legacy Reserves	26,308	694,531
Memorial Production Partners	18,436	411,860
MPLX	11,316	552,334
NGL Energy Partners	22,391	811,898
Niska Gas Storage Partners, Cl U	9,627	127,461
PetroLogistics	20,188	260,627
Pioneer Natural Resources	1	201
Plains All American Pipeline	1	54
QR Energy	29,621	519,552
Tesoro Logistics	16,759	1,008,892
Transmontaigne Partners	9,163	378,432
Vanguard Natural Resources	44,818	1,338,265
		14,373,833

Utilities — 5.3%
Ferrellgas Partners	30,463	777,111
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $14,112,598)		15,150,944
TOTAL INVESTMENTS — 103.6%
(Cost $14,112,598)††		$15,150,944

Percentages are based on Net Assets of $14,621,024.

††	At February 28, 2014, the tax basis cost of the Fund's investments was $14,112,598, and the unrealized appreciation and depreciation were $1,612,413 and $(574,067) respectively.

Cl — Class

As of February 28, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	February 28, 2014

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.6%

Oil & Gas — 76.6%
Cheniere Energy *	27,919	$1,380,036
Crestwood Midstream Partners	5,267	117,928
Crosstex Energy	24,140	1,004,948
Enbridge	60,190	2,545,435
Enbridge Energy Management	34,201	914,877
EQT	20,841	2,131,826
Kinder Morgan	68,913	2,194,879
Kinder Morgan Management *	17,291	1,206,912
ONE Gas	30,601	1,039,822
ONEOK	29,118	1,722,039
SemGroup, Cl A	21,188	1,426,376
Spectra Energy	70,684	2,635,100
Targa Resources	13,566	1,312,646
Williams	64,140	2,648,982
TOTAL COMMON STOCK
(Cost $20,164,619)		22,281,806

MASTER LIMITED PARTNERSHIPS — 23.2%

Basic Materials — 0.3%
PVR Partners	3,696	99,201

Oil & Gas — 22.9%
Access Midstream Partners	4,941	278,919
Atlas Pipeline Partners	2,804	86,195
Boardwalk Pipeline Partners	3,718	45,769
Buckeye Partners	4,470	327,338
Crosstex Energy	2,400	74,136
DCP Midstream Partners	2,621	127,905
El Paso Pipeline Partners	4,958	148,988
Energy Transfer Partners	10,325	573,347
Enterprise Products Partners	19,590	1,314,685
Equities Midstream Partners	1,046	68,942
Genesis Energy	2,607	143,385
Magellan Midstream Partners	8,898	602,128
MarkWest Energy Partners	6,049	386,229
NuStar Energy	2,935	146,515
Plains All American Pipeline	12,753	690,830

Schedule of Investments (Unaudited)	February 28, 2014

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — continued
Regency Energy Partners	6,646	$174,457
Spectra Energy Partners	8,421	401,850
Sunoco Logistics Partners	2,729	225,797
Targa Resources Partners	3,707	199,029
TC PipeLines	1,768	82,424
Tesoro Logistics	1,344	80,909
Western Gas Partners	2,637	166,896
Williams Partners	6,191	307,135
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $6,470,031)		6,753,009
TOTAL INVESTMENTS — 99.8%
(Cost $26,634,650)††		$29,034,815

Percentages are based on Net Assets of $29,080,906.

*	Non-income producing security.
††	At February 28, 2014, the tax basis cost of the Fund's investments was $26,634,650, and the unrealized appreciation and depreciation were $2,986,202 and $(586,037) respectively.

Cl — Class

As of February 28, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of February 28, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: April 29, 2014

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: April 29, 2014

*	Print the name and title of each signing officer under his or her signature.